RELATED PARTY TRANSACTIONS - Schedule of Transactions with TCCC (Details) - TCCC - Entities with joint control or significant influence over entity - EUR (€) € in Millions	6 Months Ended
	Jun. 28, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Amounts affecting revenue	€ 68	€ 68
Amounts affecting cost of sales	(2,332)	(2,099)
Amounts affecting operating expenses	(1)	5
Total net amount affecting the consolidated income statement	(2,265)	€ (2,026)
Amounts receivable, related party transactions	116		€ 101
Amounts payable, related party transactions	€ 415		€ 229